Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses during the reporting period, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Income Recognition

Interest income is recorded as earned on the accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Purchases and sales of investments are reflected on a trade-date basis. The net appreciation (depreciation) in fair value of investments includes both realized gains (losses) and unrealized appreciation (depreciation).

Investment Valuation

Investments of the Plan are stated at fair value. See Note 5.

Participants do not have a beneficial ownership in the specific underlying securities in any of the investments (except for the TXNM Energy, Inc. Common Stock Fund), but have an interest therein represented by units valued as of the last business day of the period.

Notes Receivable from Participants

Participant loans are classified as notes receivable from participants and measured at their unpaid principal balance, plus accrued but unpaid interest at the end of the period. Delinquent notes receivable from participants are considered distributions upon the occurrence of an event of default as defined by the loan policy of Plan. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

Risks and Uncertainties

The Plan invests in various investment securities. Investments are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported in the financial statements.

Administrative Expenses

The Company and participants share in the administrative expenses of the Plan, except for the administrative costs of the investment funds and loan processing fees that are all paid by the participants.

Payment of Benefits

Benefits are recorded when paid.
Subsequent Events

GAAP defines subsequent events as events or transactions that occur after the date of the statement of net assets available for benefits but before financial statements are issued. Based on their nature, magnitude, and timing, certain subsequent events may be required to be reflected at the date of the Statement of Net Assets Available for Benefits and/or required to be disclosed in the notes to the financial statements. The Plan has evaluated subsequent events as required by GAAP.